Stock-Based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Number of Options Outstanding
Beginning balance (in shares)	7,207,044	5,904,413	5,565,292
Options granted (in shares)	0	2,328,385	1,135,148
Options exercised (in shares)	(164,580)	(7,813)	(24,750)
Options forfeited (in shares)	(331,068)	(826,488)	(120,001)
Options expired (in shares)	(11,119)	(191,453)	(651,276)
Ending balance (in shares)	6,700,277	7,207,044	5,904,413	5,565,292
Options exercisable (in shares)	4,989,774	4,693,313
Average Exercise Price Per Share
Beginning balance (in dollars per share)	$ 4.94	$ 4.05	$ 2.88
Options granted (in dollars per share)	0	8.67	9.29
Options exercised (in dollars per share)	1.72	5.36	1.33
Options forfeited (in dollars per share)	10.30	8.62	6.65
Options expired (in dollars per share)	6.66	6.92	2.78
Ending balance (in dollars per share)	4.75	4.94	$ 4.05	$ 2.88
Options exercisable (in dollars per share)	$ 3.56	$ 3.16
Options outstanding, remaining contractual life	6 years 1 month 28 days	6 years 9 months	6 years 11 months 8 days	6 years 8 months 4 days
Options exercisable, remaining contractual life	5 years 3 months 21 days	5 years 6 months 3 days
Options outstanding, intrinsic value	$ 133,661	$ 110,552	$ 54,100	$ 59,146
Options exercisable, intrinsic value	$ 105,483	$ 80,334